UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANANGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09293

DAVIS VARIABLE ACCOUNT FUND, INC.

(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, AZ 85756
(Address of principal executive offices)

Thomas D. Tays
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, AZ 85756
(Name and address of agent for service)

Registrant’s telephone number, including area code: 520-806-7600

Date of fiscal year end: December 31, 2010

Date of reporting period: September 30, 2010

ITEM 1. SCHEDULE OF INVESTMENTS

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS VALUE PORTFOLIO	September 30, 2010 (Unaudited)

Shares	Security	Value
COMMON STOCK – (95.31%)
CONSUMER DISCRETIONARY – (5.19%)
Automobiles & Components – (1.39%)
252,000	Harley-Davidson, Inc.	$7,166,880

Consumer Durables & Apparel – (0.16%)
20,299	Hunter Douglas NV (Netherlands)	816,066

Media – (0.71%)
117,070	Grupo Televisa S.A., ADR (Mexico)	2,214,964
8,506	Liberty Media - Starz, Series A *	552,337
28,300	Walt Disney Co.	937,013

		3,704,314

Retailing – (2.93%)
189,605	Bed Bath & Beyond Inc. *	8,232,649
185,870	CarMax, Inc. *	5,178,338
126,945	Liberty Media Corp. - Interactive, Series A *	1,741,686

		15,152,673

Total Consumer Discretionary		26,839,933

CONSUMER STAPLES – (16.75%)
Food & Staples Retailing – (8.78%)
421,640	Costco Wholesale Corp.	27,191,563
577,678	CVS Caremark Corp.	18,179,527

		45,371,090

Food, Beverage & Tobacco – (6.65%)
126,710	Coca-Cola Co.	7,415,069
110,133	Diageo PLC, ADR (United Kingdom)	7,600,278
141,621	Heineken Holding NV (Netherlands)	6,195,452
35,680	Hershey Co.	1,698,011
43,165	Mead Johnson Nutrition Co.	2,456,520
17,100	Nestle S.A. (Switzerland)	910,991
109,490	Philip Morris International Inc.	6,133,630
65,700	Unilever NV, NY Shares (Netherlands)	1,963,116

		34,373,067

Household & Personal Products – (1.32%)
31,800	Natura Cosmeticos S.A. (Brazil)	855,142
99,240	Procter & Gamble Co.	5,951,423

		6,806,565

Total Consumer Staples		86,550,722

ENERGY – (15.35%)
362,850	Canadian Natural Resources Ltd. (Canada)	12,554,610
2,659,900	China Coal Energy Co. - H (China)	4,394,971
249,830	Devon Energy Corp.	16,173,994
214,780	EOG Resources, Inc.	19,968,096
225,060	Occidental Petroleum Corp.	17,622,198
311,600	OGX Petroleo e Gas Participacoes S.A. (Brazil)*	4,060,745
13,200	Schlumberger Ltd.	813,252
57,704	Transocean Ltd. *	3,709,790

Total Energy		79,297,656

FINANCIALS – (27.60%)
Banks – (4.22%)
	Commercial Banks – (4.22%)
868,824	Wells Fargo & Co.	21,833,547

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS VALUE PORTFOLIO - (CONTINUED)	September 30, 2010 (Unaudited)

Shares	Security	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Diversified Financials – (12.30%)
	Capital Markets – (6.80%)
97,620	Ameriprise Financial, Inc.	$4,620,354
487,400	Bank of New York Mellon Corp.	12,735,762
123,600	Brookfield Asset Management Inc., Class A (Canada)	3,506,532
17,300	Charles Schwab Corp.	240,470
204,360	GAM Holding Ltd. (Switzerland)*	3,098,727
20,060	Goldman Sachs Group, Inc.	2,900,275
221,460	Julius Baer Group Ltd. (Switzerland)	8,061,491

		35,163,611
	Consumer Finance – (4.53%)
557,019	American Express Co.	23,411,509

	Diversified Financial Services – (0.97%)
14,068	JPMorgan Chase & Co.	535,569
115,430	Moody's Corp.	2,883,441
21,200	Visa Inc., Class A	1,574,312

		4,993,322

		63,568,442
Insurance – (10.14%)
	Insurance Brokers – (0.10%)
13,620	Aon Corp.	532,678

	Multi-line Insurance – (3.81%)
5,130	Fairfax Financial Holdings Ltd. (Canada)	2,087,551
2,490	Fairfax Financial Holdings Ltd., 144A (Canada)(a)(b)	1,014,005
436,890	Loews Corp.	16,558,131

		19,659,687

	Property & Casualty Insurance – (5.14%)
95	Berkshire Hathaway Inc., Class A *	11,827,500
1,390	Markel Corp. *	478,980
683,820	Progressive Corp. (Ohio)	14,271,324

		26,577,804

	Reinsurance – (1.09%)
110,807	Transatlantic Holdings, Inc.	5,631,212

		52,401,381

Real Estate – (0.94%)
741,000	Hang Lung Group Ltd. (Hong Kong)	4,837,270

Total Financials		142,640,640

Health Care – (11.51%)
Health Care Equipment & Services – (3.17%)
64,651	Baxter International Inc.	3,084,499
67,760	Becton, Dickinson and Co.	5,021,016
169,660	Express Scripts, Inc. *	8,265,835

		16,371,350

Pharmaceuticals, Biotechnology & Life Sciences – (8.34%)
224,780	Johnson & Johnson	13,927,369
395,085	Merck & Co., Inc.	14,543,079
592,640	Pfizer Inc.	10,175,629
32,600	Roche Holding AG - Genusschein (Switzerland)	4,452,165

		43,098,242

Total Health Care		59,469,592

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS VALUE PORTFOLIO - (CONTINUED)	September 30, 2010 (Unaudited)

Shares	Security	Value
COMMON STOCK – (CONTINUED)
INDUSTRIALS – (5.95%)
Capital Goods – (1.00%)
49,480	ABB Ltd., ADR (Switzerland)	$1,045,017
22,890	Lockheed Martin Corp.	1,631,599
67,334	Tyco International Ltd.	2,473,178

		5,149,794

Commercial & Professional Services – (2.44%)
53,500	D&B Corp.	3,966,490
386,797	Iron Mountain Inc.	8,641,045

		12,607,535

Transportation – (2.51%)
1,779,697	China Merchants Holdings International Co., Ltd.(China)	6,468,414
1,299,000	China Shipping Development Co. Ltd. - H (China)	1,788,064
35,855	Kuehne & Nagel International AG (Switzerland)	4,305,592
76,670	LLX Logistica S.A. (Brazil)*	419,601

		12,981,671

Total Industrials		30,739,000

INFORMATION TECHNOLOGY – (6.17%)
Semiconductors & Semiconductor Equipment – (1.76%)
334,600	Texas Instruments Inc.	9,081,044

Software & Services – (2.54%)
249,200	Activision Blizzard, Inc.	2,697,590
10,540	Google Inc., Class A *	5,541,932
199,410	Microsoft Corp.	4,881,557

		13,121,079

Technology Hardware & Equipment – (1.87%)
156,280	Agilent Technologies, Inc. *	5,215,064
106,431	Hewlett-Packard Co.	4,477,552

		9,692,616

Total Information Technology		31,894,739

MATERIALS – (6.45%)
9,830	Air Products and Chemicals, Inc.	814,121
95,530	BHP Billiton PLC (United Kingdom)	3,038,877
42,380	Martin Marietta Materials, Inc.	3,261,989
40,400	Monsanto Co.	1,936,372
11,054	Potash Corp. of Saskatchewan Inc. (Canada)	1,592,218
10,800	Praxair, Inc.	974,808
52,005	Rio Tinto PLC (United Kingdom)	3,039,857
541,595	Sealed Air Corp.	12,175,056
314,550	Sino-Forest Corp. (Canada)*	5,239,952
8,900	Sino-Forest Corp., 144A (Canada)*(a)(b)	148,261
29,790	Vulcan Materials Co.	1,099,847

Total Materials		33,321,358

TELECOMMUNICATION SERVICES – (0.34%)
32,880	America Movil SAB de C.V., Series L, ADR (Mexico)	1,753,490

Total Telecommunication Services		1,753,490

TOTAL COMMON STOCK – (Identified cost $363,827,107)		492,507,130

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS VALUE PORTFOLIO - (CONTINUED)	September 30, 2010 (Unaudited)

Principal	Security	Value
CONVERTIBLE BONDS – (0.25%)
MATERIALS – (0.16%)
$736,000	Sino-Forest Corp., Conv. Sr. Notes, 5.00%, 08/01/13 (Canada)	$828,460

Total Materials		828,460

TELECOMMUNICATION SERVICES – (0.09%)
400,000	Level 3 Communications, Inc., Conv. Sr. Notes, 15.00%, 01/15/13	449,000

Total Telecommunication Services		449,000

TOTAL CONVERTIBLE BONDS – (Identified cost $1,136,000)		1,277,460

CORPORATE BONDS – (0.51%)
CONSUMER DISCRETIONARY – (0.51%)
Automobiles & Components – (0.51%)
2,000,000	Harley-Davidson, Inc., Sr. Notes, 15.00%, 02/01/14	2,652,110

TOTAL CORPORATE BONDS – (Identified cost $2,000,000)		2,652,110

SHORT TERM INVESTMENTS – (3.80%)
5,000,000	Banc of America Securities LLC Joint Repurchase Agreement,
	0.30%, 10/01/10, dated 09/30/10, repurchase value of $5,000,042 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.717%-5.00%, 04/01/38-06/01/40, total market value $5,100,000)	5,000,000
14,659,000	Mizuho Securities USA Inc. Joint Repurchase Agreement,
	0.45%, 10/01/10, dated 09/30/10, repurchase value of $14,659,183 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-8.50%, 10/20/10-08/01/50, total market value $14,952,180)	14,659,000

TOTAL SHORT TERM INVESTMENTS – (Identified cost $19,659,000)		19,659,000

	Total Investments – (99.87%) – (Identified cost $386,622,107) – (c)	516,095,700
	Other Assets Less Liabilities – (0.13%)	660,178
Net Assets – (100.00%)		$516,755,878

ADR: American Depositary Receipt
*	Non-Income producing security.
(a)
These securities are subject to Rule 144A.  The Board of Directors of the Fund has determined that there is sufficient liquidity in these securities to realize current valuations.  These securities amounted to $1,162,266 or 0.22% of the Fund's net assets as of September 30, 2010.

(b)
Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are valued under methods approved by the Board of Directors as reflecting fair value. The aggregate value of restricted securities amounted to $1,162,266 or 0.22% of the Fund's net assets as of September 30, 2010.

(c)	Aggregate cost for federal income tax purposes is $389,487,318. At September 30, 2010 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:
	Unrealized appreciation	$134,487,951
	Unrealized depreciation	(7,879,569)
Net unrealized appreciation		$126,608,382

Please refer to "Notes to Schedule of Investments" on page 10 for the Fund's policy regarding valuation of investments.
For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS FINANCIAL PORTFOLIO	September 30, 2010 (Unaudited)

Shares	Security	Value
COMMON STOCK – (99.43%)
ENERGY – (5.53%)
125,000	Canadian Natural Resources Ltd. (Canada)	$4,325,000

Total Energy		4,325,000

FINANCIALS – (91.36%)
Banks – (16.95%)
	Commercial Banks – (16.95%)
20,000	Banco Santander Brasil S.A., ADS (Brazil)	275,400
18,400	ICICI Bank Ltd., ADR (India)	917,240
50,948	State Bank of India Ltd., GDR (India)	7,300,848
14,500	U.S. Bancorp	313,490
177,500	Wells Fargo & Co.	4,460,575

		13,267,553

Diversified Financials – (41.77%)
	Capital Markets – (19.49%)
20,860	Ameriprise Financial, Inc.	987,304
143,000	Bank of New York Mellon Corp.	3,736,590
96,700	Brookfield Asset Management Inc., Class A (Canada)	2,743,379
20,100	Charles Schwab Corp.	279,390
63,810	GAM Holding Ltd. (Switzerland)*	967,556
19,520	Goldman Sachs Group, Inc.	2,822,202
93,910	Julius Baer Group Ltd. (Switzerland)	3,418,471
6,060	T. Rowe Price Group Inc.	303,333

		15,258,225

	Consumer Finance – (9.56%)
167,200	American Express Co.	7,027,416
194,994	First Marblehead Corp. *	456,286

		7,483,702

	Diversified Financial Services – (12.72%)
14,486	Bank of America Corp.	189,912
69,500	Cielo S.A. (Brazil)	605,044
104,300	Moody's Corp.	2,605,414
126,700	Oaktree Capital Group LLC, Class A	4,371,150
62,000	RHJ International (Belgium)*	511,355
22,600	Visa Inc., Class A	1,678,276

		9,961,151

		32,703,078

Insurance – (32.64%)
	Life & Health Insurance – (3.26%)
42,833	China Life Insurance Co., Ltd., ADR (China)	2,547,707

	Multi-line Insurance – (7.19%)
148,600	Loews Corp.	5,631,940

	Property & Casualty Insurance – (9.97%)
15,500	ACE Ltd.	902,875
10,700	Markel Corp. *	3,687,113
154,100	Progressive Corp. (Ohio)	3,216,067

		7,806,055

	Reinsurance – (12.22%)
27,900	Everest Re Group, Ltd.	2,412,513

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS FINANCIAL PORTFOLIO - (CONTINUED)	September 30, 2010 (Unaudited)

Shares	Security	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Insurance – (Continued)
	Reinsurance – (Continued)
140,737	Transatlantic Holdings, Inc.	$7,152,254

		9,564,767

		25,550,469

Total Financials		71,521,100

INDUSTRIALS – (2.54%)
Commercial & Professional Services – (2.54%)
26,800	D&B Corp.	1,986,952

Total Industrials		1,986,952

TOTAL COMMON STOCK – (Identified cost $60,914,681)		77,833,052

	Total Investments – (99.43%) – (Identified cost $60,914,681) – (a)	77,833,052
	Other Assets Less Liabilities – (0.57%)	449,904
Net Assets – (100.00%)		$78,282,956

ADR: American Depositary Receipt

ADS: American Depositary Share
GDR: Global Depositary Receipt
*	Non-Income producing security.
(a)	Aggregate cost for federal income tax purposes is $61,068,226. At September 30, 2010 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:
	Unrealized appreciation	$22,531,873
	Unrealized depreciation	(5,767,047)
Net unrealized appreciation		$16,764,826

Please refer to “Notes to Schedule of Investments” on page 10 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS REAL ESTATE PORTFOLIO	September 30, 2010 (Unaudited)

Shares	Security	Value
COMMON STOCK – (84.78%)
CONSUMER DISCRETIONARY – (0.62%)
Consumer Durables & Apparel – (0.62%)
	Homebuilding – (0.62%)
8,400	Toll Brothers, Inc. *	$159,768

Total Consumer Discretionary		159,768

FINANCIALS – (73.04%)
Real Estate – (73.04%)
Real Estate Investment Trusts (REITs) – (67.35%)
	Diversified REITs – (3.86%)
11,570	Vornado Realty Trust	989,582

	Industrial REITs – (4.16%)
159,400	DCT Industrial Trust Inc.	763,526
8,100	EastGroup Properties, Inc.	302,778

		1,066,304

	Office REITs – (28.14%)
18,600	Alexandria Real Estate Equities, Inc.	1,302,000
9,600	Boston Properties, Inc.	797,952
15,600	Coresite Realty Corp. *	255,684
24,490	Corporate Office Properties Trust	913,722
22,200	Digital Realty Trust, Inc.	1,369,740
60,500	Douglas Emmett, Inc.	1,059,355
33,200	DuPont Fabros Technology Inc.	834,980
21,000	Highwoods Properties, Inc.	681,870

		7,215,303

	Residential REITs – (10.50%)
45,600	American Campus Communities, Inc.	1,388,064
8,790	Essex Property Trust, Inc.	961,978
16,300	UDR, Inc.	344,256

		2,694,298

	Retail REITs – (12.26%)
21,460	CBL & Associates Properties, Inc.	280,268
12,450	Federal Realty Investment Trust	1,016,667
23,600	Regency Centers Corp.	931,492
6,292	Simon Property Group, Inc.	583,520
7,460	Taubman Centers, Inc.	332,790

		3,144,737

	Specialized REITs – (8.43%)
60,583	Cogdell Spencer, Inc.	382,885
13,400	Entertainment Properties Trust	578,612
16,400	LaSalle Hotel Properties	383,596
15,820	Ventas, Inc.	815,837

		2,160,930

		17,271,154

Real Estate Management & Development – (5.69%)
	Real Estate Operating Companies – (5.69%)
113,680	Forest City Enterprises, Inc., Class A *	1,458,514

		18,729,668

Total Financials		18,729,668

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS REAL ESTATE PORTFOLIO - (CONTINUED)	September 30, 2010 (Unaudited)

Shares/Principal	Security	Value
COMMON STOCK – (CONTINUED)
INDUSTRIALS – (2.95%)
Transportation – (2.95%)
21,700	Alexander & Baldwin, Inc.	$756,028

Total Industrials		756,028

TELECOMMUNICATION SERVICES – (8.17%)
12,300	American Tower Corp., Class A *	630,498
17,350	Crown Castle International Corp. *	766,003
17,300	SBA Communications Corp., Class A *	697,709

Total Telecommunication Services		2,094,210

TOTAL COMMON STOCK – (Identified cost $18,519,262)		21,739,674

PREFERRED STOCK – (8.21%)
FINANCIALS – (8.21%)
Real Estate – (8.21%)
Real Estate Investment Trusts (REITs) – (8.21%)
	Industrial REITs – (1.14%)
11,900	AMB Property Corp., 6.75%, Series M	293,097

	Office REITs – (5.88%)
33,272	Alexandria Real Estate Equities, Inc., 7.00%, Series D, Conv. Pfd.	794,369
5,700	Digital Realty Trust, Inc., 5.50%, Series D, Cum. Conv. Pfd.	213,572
19,930	SL Green Realty Corp., 7.625%, Series C	500,293

		1,508,234

	Residential REITs – (0.42%)
2,000	Equity Residential, 7.00%, Series E, Cum. Conv. Pfd.	106,312

	Retail REITs – (0.77%)
8,280	CBL & Associates Properties, Inc., 7.375%, Series D	197,913

Total Financials		2,105,556

TOTAL PREFERRED STOCK – (Identified cost $1,000,911)		2,105,556

CONVERTIBLE BONDS – (2.82%)
FINANCIALS – (2.82%)
Real Estate – (2.82%)
Real Estate Investment Trusts (REITs) – (2.46%)
	Office REITs – (2.46%)
$344,000	Digital Realty Trust, Inc., 144A Conv. Sr. Notes, 5.50%, 04/15/29 (a)	528,040
104,000	SL Green Realty Corp., 144A Conv. Sr. Notes, 3.00%, 03/30/27 (a)	101,400

		629,440

Real Estate Management & Development – (0.36%)
	Real Estate Operating Companies – (0.36%)
80,000	Forest City Enterprises, Inc.,144A Conv. Sr. Notes, 5.00%, 10/15/16 (a)	93,500

Total Financials		722,940

TOTAL CONVERTIBLE BONDS – (Identified cost $526,537)		722,940

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS REAL ESTATE PORTFOLIO - (CONTINUED)	September 30, 2010 (Unaudited)

Principal	Security	Value
SHORT TERM INVESTMENTS – (3.91%)
$255,000	Banc of America Securities LLC Joint Repurchase Agreement,

0.30%, 10/01/10, dated 09/30/10, repurchase value of $255,002 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.717%-5.00%, 04/01/38-06/01/40, total market value $260,100)
		$ 255,000
747,000	Mizuho Securities USA Inc. Joint Repurchase Agreement,
	0.45%, 10/01/10, dated 09/30/10, repurchase value of $747,009 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-8.50%, 10/20/10-08/01/50, total market value $761,940)	747,000

TOTAL SHORT TERM INVESTMENTS – (Identified cost $1,002,000)		1,002,000

	Total Investments – (99.72%) – (Identified cost $21,048,710) – (b)	25,570,170
	Other Assets Less Liabilities – (0.28%)	72,968
Net Assets – (100.00%)		$25,643,138

*	Non-Income producing security.

(a)
These securities are subject to Rule 144A.  The Board of Directors of the Fund has determined that there is sufficient liquidity in these securities to realize current valuations.  These securities amounted to $722,940 or 2.82% of the Fund's net assets as of September 30, 2010.

(b)	Aggregate cost for federal income tax purposes is $22,426,706. At September 30, 2010 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

	Unrealized appreciation	$5,101,945
	Unrealized depreciation	(1,958,481)
Net unrealized appreciation		$3,143,464

Please refer to “Notes to Schedule of Investments” on page 10 for the Fund's policy regarding valuation of investments.
For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS VARIABLE ACCOUNT FUND, INC.	Notes to Schedule of Investments
September 30, 2010 (Unaudited)

Security Valuation - The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business.  Securities listed on the Exchange (and other national exchanges) are valued at the last reported sales price on the day of valuation.  Securities traded in the over-the-counter market (e.g. NASDAQ) and listed securities for which no sale was reported on that date are stated at the average of closing bid and asked prices.  Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Funds’ assets are valued.  Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value.  Securities whose values have been materially affected by what Davis Selected Advisers, L.P. (“Davis Advisors” or “Adviser”), the Funds’ investment adviser, identifies as a significant event occurring before the Funds’ assets are valued but after the close of their respective exchanges will be fair valued.  Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors.  Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value.  These valuation procedures are reviewed and subject to approval by the Board of Directors.

Value Measurements - Fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used to determine the fair value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

DAVIS VARIABLE ACCOUNT FUND, INC.	Notes to Schedule of Investments – (Continued)
September 30, 2010 (Unaudited)

Value Measurements – (Continued)

The following is a summary of the inputs used as of September 30, 2010 in valuing each Fund’s investments carried at value:

	Investments in Securities at Value

	Davis	Davis	Davis
	Value	Financial	Real Estate
	Portfolio	Portfolio	Portfolio
Valuation inputs
Level 1 – Quoted prices:
Equity securities:
Consumer discretionary	$26,839,933	$–	$159,768
Consumer staples	86,550,722	–	–
Energy	79,297,656	4,325,000	–
Financials	142,640,640	67,149,950	20,621,652
Health care	59,469,592	–	–
Industrials	30,739,000	1,986,952	756,028
Information technology	31,894,739	–	–
Materials	33,321,358	–	–
Telecommunication services	1,753,490	–	2,094,210
Level 2 – Other Significant Observable Inputs:
Convertible debt securities	1,277,460	–	722,940
Corporate debt securities	2,652,110	–	–
Equity securities:
Financials	–	4,371,150	213,572
Short-term securities	19,659,000	–	1,002,000
Level 3 – Significant Unobservable Inputs:	–	–	–
Total	$516,095,700	$77,833,052	$25,570,170

Level 2 to Level 1 transfers*	$46,955,772	$12,198,230	$–

*Application of standing Board valuation procedures related to non-U.S. securities triggered transfers between Level 1 and Level 2 assets during the three months ended September 30, 2010.

ITEM 2. CONTROLS AND PROCEDURES

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 3. EXHIBITS

                 EX-99.CERT - Section 302 Certification

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DAVIS VARIABLE ACCOUNT FUND, INC.

By /s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: November 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: November 22, 2010

By /s/ Douglas A. Haines
Douglas A. Haines
Principal Financial officer

Date: November 22, 2010